SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment

Category	Estimated Useful Life	Estimated Residual

Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	2-5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Estimated Useful Lives of Intangible Assets

Category	Estimated Useful Life

Computer software	3-10	years
Internet domain name	10	years
Licensing agreement	Agreement	term
Intangible assets arising from business combination
Licenses and brand name	10	years
Mobile applications and software	5	years